INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes (payable) receivable and deferred tax (liabilities) assets include in the Balance Sheet captions [Line Items]
Other current assets	$ 161,530,000	$ 156,339,000
Other non-current assets	164,685,000	118,230,000
Accrued Liabilities, Current	(351,038,000)	(355,232,000)
Income taxes payable	(416,384,000)	(479,945,000)
Increase in valuation allowance	1,600,000
Valuation allowance related to portion of tax loss carryforwards and other items	62,400,000
Federal statutory rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of income tax (benefit) provision to amounts computed by applying statutory federal income tax rate to earnings (loss) from continuing operations before income taxes
Income tax provision at the federal statutory rate of 35%	145,705,000	101,172,000	60,033,000
Reversal of deferred tax liability associated with investment in Meetic			(43,696,000)
Change in tax reserves, net	1,791,000	17,703,000	(15,493,000)
Foreign income taxed at a different statutory tax rate	(17,428,000)	(16,240,000)	(11,774,000)
Net adjustment related to the reconciliation of income tax provision accruals to tax returns	(5,237,000)	(3,876,000)	(7,298,000)
Federal valuation allowance on equity method investments	214,000	979,000	4,595,000
State income taxes, net of effect of federal tax benefit	7,469,000	7,650,000	5,592,000
Other, net	1,988,000	11,827,000	3,994,000
Income tax provision (benefit)	134,502,000	119,215,000	(4,047,000)
Undistributed earnings indefinitely reinvested outside United States	517,400,000
Deferred tax liabilities related to non-indefinitely reinvested earnings	119,500,000
Reconciliation of beginning and ending amount of unrecognized tax benefits, excluding interest
Balance at January 1	379,281,000	351,561,000	389,909,000
Additions based on tax positions related to the current year	2,887,000	6,278,000	1,749,000
Additions for tax positions of prior years	3,189,000	45,287,000	9,560,000
Reductions for tax positions of prior years	(17,116,000)	(17,545,000)	(26,595,000)
Settlements	(78,954,000)	(5,349,000)	(16,810,000)
Expiration of applicable statute of limitations	(13,474,000)	(951,000)	(6,252,000)
Balance at December 31	275,813,000	379,281,000	351,561,000
Total unrecognized tax benefits including interest	408,800,000	496,800,000
Portion of unrecognized tax benefits related to deferred tax assets included in other non-current assets	3,000,000
Portion of unrecognized tax benefits included in non-current income taxes payable	405,500,000
Unrecognized tax benefits included in accrued expenses and other current liabilities	300,000
Unrecognized tax benefits decreased due to a net decrease in deductible temporary differences	88,000,000
Unrecognized tax benefits, tax positions for which the ultimate deductibility is highly certain but timing is uncertain	44,700,000
Unrecognized tax benefit, if recognized would reduce income tax expense for continuing operations	120,900,000	110,800,000
Unrecognized tax benefit, if recognized would reduce income tax expense for discontinued operations	173,800,000	222,300,000
Interest expense related to unrecognized tax benefits from continuing operations	4,800,000	5,200,000	1,400,000
Deferred taxes related to interest on unrecognized tax benefits from continuing operations	2,800,000	3,100,000	900,000
Interest expense related to unrecognized tax benefits from discontinued operations	1,400,000	2,800,000	6,700,000
Deferred taxes related to interest on unrecognized tax benefits from discontinued operations	800,000	1,700,000	4,200,000
Accrued interest on unrecognized tax benefits	133,000,000	117,500,000
Accrued penalties on unrecognized tax benefits	5,100,000	5,000,000
Income Tax Examination, Increase (Decrease) in Liability from Prior Year	7,100,000
Deferred Tax (Liabilities) Assets
Income taxes (payable) receivable and deferred tax (liabilities) assets include in the Balance Sheet captions [Line Items]
Other current assets	34,381,000	20,343,000
Other non-current assets	26,000	85,000
Accrued Liabilities, Current	(255,000)	0
Income taxes payable	(320,748,000)	(323,403,000)
Net income taxes payable	(286,596,000)	(302,975,000)
Income Taxes (Payable) Receivable
Income taxes (payable) receivable and deferred tax (liabilities) assets include in the Balance Sheet captions [Line Items]
Other current assets	12,242,000	27,437,000
Other non-current assets	19,217,000	79,130,000
Accrued Liabilities, Current	(16,159,000)	(17,679,000)
Income taxes payable	(416,384,000)	(479,945,000)
Net income taxes payable	$ (401,084,000)	$ (391,057,000)